Lease	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Lease
13	Lease

(a)	Amounts recognised in the consolidated balance sheets:

Right-of-use assets are classified as property, plant and equipment (Note 12).

	As at	As at
	31 December	31 December
	2024	2025
	RMB’000	RMB’000
Lease liabilities
Current	32,251	25,933
Non-current	61,115	110,400
	93,366	136,333

(b)	Amounts recognised in the consolidated statements of comprehensive income:

	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Interest expense (included in finance costs) (Note 8)	5,858	4,783	6,743
Expense relating to short-term leases (included in cost of goods sold and administrative expenses)	9,374	9,965	5,790

The total cash outflows for leases in 2025 was approximately RMB45,868,000 (2024: RMB38,842,000).